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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment [ ] ; Amendment Number: ________________________________

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
        This Amendment (Check only one.):   [_] is a restatement
                                            [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SC X Management, LLC

Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025



Form 13F File Number: 28-12108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone

Title:   Managing Member

Phone:   (650) 854-3927


Signature, Place, and Date of Signing:

/s/ Douglas Leone             Menlo Park, California       11/08/11

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

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
                Number of Other Included Managers:......      0
                Form 13F Information Table Entry Total:.      2
                Form 13F Information Table Value Total:. $5,763
                (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                             SC X MANAGEMENT, LLC
                          FORM 13F INFORMATION TABLE
                                   9/30/2011

 COLUMN 1   COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
                                                                                VOTING AUTHORITY
NAME OF     TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
  ISSUER     CLASS      CUSIP   (X $1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
ALCATEL....   ADR     013904305      419  148,083  SH            SOLE          148,083
AMAZON.COM
  INC......  COMMON   023135106    5,344   24,714  SH            SOLE           24,714

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